As filed with the Securities and Exchange Commission on October 9, 2013

SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906
==============================================================================================================================================================================================================================================================================
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 280	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 283

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)

(630) 505-3700
Registrant's Telephone Number

AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 9th day of October, 2013.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By:          /s/ Donald C. Cacciapaglia
  Donald C. Cacciapaglia
  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*
Randall C. Barnes	Trustee	October 9, 2013
*
Roman Friedrich III	Trustee	October 9, 2013
*
Robert B. Karn III	Trustee	October 9, 2013
*
Ronald A. Nyberg	Trustee	October 9, 2013
*
Ronald E. Toupin, Jr.	Trustee	October 9, 2013

/s/ Donald C. Cacciapaglia Donald C. Cacciapaglia	Trustee and Chief Executive Officer	October 9, 2013
/s/ John L. Sullivan John L. Sullivan	Treasurer, Chief Financial Officer And Chief Accounting Officer	October 9, 2013
*/s/ Stevens T. Kelly		October 9, 2013
Stevens T. Kelly Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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